ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 8 – ACCRUED EXPENSES

Accrued expenses consist of the following at December 31:

	2011	2010
Accrued payroll	$62,180	$53,860
Deferred rent	21,941	36,172
Accrued vacation	32,692	26,307
Accrued warranty reserve	5,000	5,000
Other accruals	977	4,218
	$122,790	$125,557